Financial Risk Management - Debt-equity Ratio (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Total Liabilities	₩ 18,687,621	₩ 17,890,828
Total equity	₩ 11,827,634	₩ 12,228,399	₩ 12,155,196	₩ 12,335,138
Debt-equity ratios	158.00%	146.31%